PRINCIPAL ACCOUNTING POLICIES - Key agreements with the VIEs and summary financial information of the VIEs (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)
Financial information of the group's VIEs
Value of an asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves		¥ 0
Total assets	$ 20,799,928,226				¥ 144,413,901,668		¥ 118,842,591,960
Total liabilities	9,922,677,397				68,893,149,166		55,157,663,979
Cash and cash equivalents	2,655,146,371			¥ 5,300,887,799	18,434,681,251	$ 2,767,632,821	19,215,674,674	¥ 7,138,344,814
Short-term investment	2,032,674,966				14,112,862,288		8,235,785,516
Accounts receivables	666,112,390				4,624,818,322		3,150,768,364
Prepayments and other current assets	893,991,889				6,206,985,686		6,749,965,827
Advance from end users	1,179,726,351				8,190,840,057		5,955,827,306
Accounts payable	1,048,363,976				7,278,791,082		5,944,501,681
Other payables and accruals	410,459,635				2,849,821,247		3,561,167,650
Net revenues	2,769,471,383	19,228,439,814	¥ 10,897,568,061	7,346,918,369
Cost of revenues	681,225,723	4,729,750,192	3,043,439,819	2,100,606,413
Net income / (loss)	(235,666,263)	(1,636,230,855)	2,399,395,247	91,622,345
Net cash provided by operating activities	$ 759,431,152	¥ 5,272,730,491	3,048,809,916	1,958,603,856
Shareholders of our consolidated affiliated Chinese entities, except for Hui Cao and Hui Wang | Amended and restated exclusive option agreements
Financial information of the group's VIEs
Term of exclusive option agreements	10 years	10 years
Term of automatic renewal of exclusive option agreements	10 years	10 years
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreements
Financial information of the group's VIEs
Term of technical consulting and services agreements	10 years	10 years
Term of automatic renewal of technical consulting and services agreements	10 years	10 years
Written notice period required to be served for the termination of agreements	30 days	30 days
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreements | Minimum
Financial information of the group's VIEs
Average rate per ticket based on number of tickets sold (in RMB or US dollars per ticket)	$ 0.7	¥ 5
Average rate per person per tour based on number of tour packages sold (in RMB or US dollars per person per tour)	5.2	36
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreements | Maximum
Financial information of the group's VIEs
Average rate per ticket based on number of tickets sold (in RMB or US dollars per ticket)	2.3	16
Average rate per person per tour based on number of tour packages sold (in RMB or US dollars per person per tour)	$ 42.5	¥ 295
Qunar Software | Loan Agreements
Financial information of the group's VIEs
Period of notice after event of default	15 days	15 days
Qunar and Qunar Software | Amended and restated exclusive option agreements
Financial information of the group's VIEs
Notice period for termination of agreement	30 days	30 days
Variable interest entities
Financial information of the group's VIEs
Amount of registered capital and PRC statutory reserves of VIEs					590,000,000
Total assets					30,544,580,876		22,188,424,951
Less: Inter-company receivables					(2,050,819,348)		(3,808,937,898)
Total assets excluding inter-company					28,493,761,528		18,379,487,053
Total liabilities					29,101,732,239		20,998,061,568
Less: Inter-company payables					(15,904,065,265)		(8,572,648,210)
Total liabilities excluding inter-company					13,197,666,974		12,425,413,358
Cash and cash equivalents					10,000,000,000		2,800,000,000
Short-term investment					6,500,000,000		3,100,000,000
Accounts receivables					3,900,000,000		2,700,000,000
Prepayments and other current assets					3,500,000,000		4,100,000,000
Investments (non-current)					2,800,000,000		2,400,000,000
Advance from end users					5,000,000,000		5,100,000,000
Accounts payable					4,300,000,000		4,000,000,000
Other payables and accruals					1,300,000,000		2,100,000,000
Short- term debt					¥ 1,200,000,000		¥ 164,000,000
Net revenues		¥ 8,706,139,377	6,384,556,234	4,138,380,618
Cost of revenues		2,442,997,433	1,983,511,461	1,252,538,920
Net income / (loss)		¥ 100,653,423	(73,523,163)	(87,193,139)
Revenues as a percent of total	45.00%	45.00%
Net loss before the deduction of inter-company consulting fee charges		¥ 2,800,000,000	¥ 1,000,000,000	¥ 1,100,000,000
Service fees charged from affiliates as percentage of their total net income	96.30%	96.30%	107.10%	109.40%
Net cash provided by operating activities		¥ 7,190,925,721	¥ 160,298,446	¥ 1,052,138,839